Income taxes, Net Deferred Tax Liability (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income taxes [Abstract]
Balance, beginning	$ (5,456)	$ 0
Deferred tax expense recorded in profit	(9,593)	(5,620)
Movement recognized in other comprehensive income	15,049	164
Net deferred tax liability	$ 0	$ (5,456)